Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 13, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:	The RBB Fund, Inc. (the “Registrant”)/Additional Proxy Soliciting Material
(1933 Act Registration No. 33-20827) (1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find Definitive Additional Proxy Soliciting Material of the Registrant (the “Soliciting Material”).  The Soliciting Material will be mailed to shareholders beginning on July 13, 2011 in connection with a Special Meeting of Shareholders to be held on July 29, 2011.  The Definitive Proxy Statement was filed with the Securities and Exchange Commission on June 17, 2011.

Please do not hesitate to contact me at 215-988-3307 should you have any questions.

Sincerely,

/s/Jillian L. Bosmann
Jillian L. Bosmann